Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Redeemable Series B, Convertible Preferred Stock	Dec. 31, 2012 Redeemable Series B, Convertible Preferred Stock	Dec. 31, 2013 Redeemable Series C Convertible Preferred Stock	Dec. 31, 2012 Redeemable Series C Convertible Preferred Stock	Dec. 31, 2013 Redeemable Series D, Convertible Preferred Stock	Dec. 31, 2012 Redeemable Series D, Convertible Preferred Stock	Dec. 31, 2013 Redeemable Series E, Convertible Preferred Stock	Dec. 31, 2012 Redeemable Series E, Convertible Preferred Stock	Dec. 31, 2013 Redeemable Series F Convertible Preferred Stock	Dec. 31, 2012 Redeemable Series F Convertible Preferred Stock	Dec. 31, 2013 Redeemable Series G, Convertible Preferred Stock	Dec. 31, 2012 Redeemable Series G, Convertible Preferred Stock	Dec. 31, 2013 Redeemable Series H, Convertible Preferred Stock	Dec. 31, 2012 Redeemable Series H, Convertible Preferred Stock	Dec. 31, 2013 Redeemable Series I Convertible Preferred Stock	Dec. 31, 2012 Redeemable Series I Convertible Preferred Stock	Dec. 31, 2013 Series A Convertible Preferred Stock	Dec. 31, 2012 Series A Convertible Preferred Stock
Allowance for doubtful accounts	$ 737,761	$ 522,297
Common stock liquidation preference shares, par value	$ 0.0001	$ 0.0001
Common stock liquidation preference with option, per share	$ 12.50	$ 12.50
Common stock liquidation preference shares issued	0	10,000
Common stock liquidation preference shares outstanding	0	10,000
Common stock liquidation preference	500,000	500,000
Issuance of common stock with warrants, per share	$ 0	$ 0
Redeemable convertible preferred stock, par value			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized			60,000	60,000	1,500	1,500	1,000	1,000	3,500	3,500	4,800	4,800	3,500	3,500	2,000	2,000	4,500	4,500
Redeemable convertible preferred stock, shares issued			0	37,500	0	1,500	608	0	0	2,575	0	4,150			0	1,425	0	4,500
Redeemable convertible preferred stock, shares outstanding			0	37,500	0	1,500	608	0	0	2,575	0	4,150			0	1,425	0	4,500
Redeemable convertible preferred stock stated value					1,000	1,000	1,000	1,000	1,000	1,000
Redeemable preferred stock liquidation preference			$ 2,216,760	$ 2,216,760	$ 1,500,000	$ 1,500,000	$ 605,872	$ 605,872	$ 2,575,000	$ 2,575,000	$ 3,575,000	$ 3,575,000			$ 1,425,000	$ 1,425,000	$ 4,500,000	$ 4,500,000
Cumulative annual dividends rate					10.00%	10.00%	10.00%	10.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
Cumulative monthly dividend rate															10.00%	10.00%
Cumulative dividends rate maximum															150.00%	150.00%
Preferred stock, par value	$ 0.0001																		$ 0.0001	$ 0.0001
Preferred stock, shares authorized																			50,000,000	50,000,000
Preferred stock, shares issued																			0	2,000,000
Preferred stock, shares outstanding																			0	2,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	8,558,631	489,018
Common stock, shares outstanding	8,558,631	489,018